Income Taxes - Schedule of Significant Components of the Deferred Tax Assets and Liabilities (Details) (10 K) - KRW (₩) ₩ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax asset: Inventories	₩ 593,362	₩ 537,232
Deferred tax asset: Goodwill and intangible assets	1,455,155	1,398,851
Deferred tax asset: Accounts payable	94,553
Deferred tax asset: Pension benefits	259,761	204,622
Deferred tax asset: Other	80,690	67,520
Deferred tax asset: Net operating losses	59,103	105,558
Deferred tax asset: Tax credit carryforwards	931,344	871,500
Total deferred tax asset	3,473,968	3,185,283
Deferred tax liability: Accounts receivable	(68,892)	(17,887)
Deferred tax liability: Property and equipment	(4,275)	(2,610)
Total deferred tax liability	(73,167)	(20,497)
Total deferred tax asset and liability	3,400,800	3,164,786
Less valuation allowance	(3,400,800)	(3,164,786)
Deferred tax asset, net